Equity Investments - Summarized Combined Financial Data For Equity Investments - Balance Sheet Table (Details) - Western Gas Partners, LP [Member] - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Schedule of Equity Method Investments [Line Items]
Current assets	$ 156,180	$ 141,781
Property, plant and equipment, net	2,736,553	2,814,336
Other assets	43,713	48,799
Total assets	2,936,446	3,004,916
Current liabilities	78,116	95,102
Non-current liabilities	9,072	22,615
Equity	2,849,258	2,887,199
Total liabilities and equity	$ 2,936,446	$ 3,004,916